General and administrative expense and Termination benefits - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based payment expense recognized	$ 5,300	$ 8,200	$ 34,500
Termination benefits	0	3,706	0
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based payment expense recognized	5,276	8,240	34,548
Insurance expense	3,192	4,274	4,238
Staff costs	45,147	60,845	81,477
Sales and marketing expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	6,755	9,916	9,305
Termination benefits expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	$ 3,076	$ 326	$ 324